Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 - RELATED PARTY TRANSACTIONS

As of December 31, 2021, related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Yang Cao	Director of Nanjing Lucun

Due to related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2021 and December 31, 2020, due to related parties consisted the following:

	December 31,	December 31,
	2021	2020
Zhentao Jiang	$1,119,465	$712,485
Yufeng Mi	2,000	1,951
Yang Cao	94,108	-
Total due to related parties	$1,215,573	$714,436

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business. These amounts are interest free, unsecured and could be settled on demand.

From time to time, the Company borrowed $907,135 from related parties and repaid $517,670 to related parties in the year ended December 31, 2021. The Company borrowed $241,822 from related parties and repaid $594,887 to related parties in the year ended December 31, 2020.

Due from related parties

As of December 31, 2021 and December 31, 2020, due from related parties consisted the following:

	December 31,	December 31,
	2021	2020
Wenjie Tang	39,238	116,610
Total due from related parties	$39,238	$116,610

Amounts due from related parties are interest free, unsecured and could be settled on demand.